Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executive officers, and certain financial performance measures over the last five fiscal years.
Pay versus Performance Disclosure Table

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:			RevPAR
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (Loss) (in ‘000s)

2024	$9,793,423	$6,395,973	$1,588,863	$1,120,402	$69.19	$146.87	$(201,994)	$4,858

2023	$5,451,007	$12,772,899	$1,259,057	$1,636,071	$80.06	$143.18	$(189,070)	$4,577

2022	$6,645,889	$3,002,581	$1,451,986	$902,745	$37.55	$140.29	$(238,340)	$4,113

2021	$5,300,248	$5,953,982	$1,249,993	$1,123,296	$70.98	$143.09	$(99,364)	$3,734

2020	$7,087,470	$721	$2,009,592	$820,165	$60.94	$113.45	$81,945	$3,917

(1)	The CEO for each year reported was Ms. Baier. The other named executive officers, or NEOs, for each year reported are as follows:

•	2024: Ms. Kussow and Messrs. White, Kaestner, and Hicks

•	2023: Ms. Kussow and Messrs. White, Kaestner, and Hicks, and Steven E. Swain and Kevin W. Bowman

•	2022: Ms. Kussow and Messrs. White, Kaestner, Swain, and Bowman

•	2021: Messrs. Swain, Bowman, White, and Kaestner and Cindy R. Kent

•	2020: Messrs. Swain and White, Ms. Kent, and Mary Sue Patchett

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Disclosure Table above. The following table details the applicable adjustments that were made to determine compensation actually paid (all amounts are averages for the NEOs other than the CEO).

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Total Adjustments

2024	CEO	$(5,107,316)	$3,553,739	$(1,893,221)	$49,348	$-	$(3,397,450)
	Other NEO	$(634,586)	$441,555	$(279,779)	$4,349	$-	$(468,461)

2023	CEO	$(3,193,334)	$6,053,858	$4,218,296	$243,072	$-	$7,321,892
	Other NEOs	$(363,221)	$687,502	$256,567	$27,183	$(231,017)	$377,014

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$(3,643,308)
	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$653,734
	Other NEOs	$(462,496)	$338,623	$19,200	$50,293	$(72,317)	$(126,697)

2020	CEO	$(4,939,153)	$1,848,813	$(3,833,352)	$(163,057)	$-	$(7,086,749)
	Other NEOs	$(1,083,293)	$415,058	$(491,102)	$(30,090)	$-	$(1,189,427)

(3)
TSR is determined based on the market value on December 31 of the year reported of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the S&P Health Care index.

Company Selected Measure Name	RevPAR
Named Executive Officers, Footnote
(1)	The CEO for each year reported was Ms. Baier. The other named executive officers, or NEOs, for each year reported are as follows:

•	2024: Ms. Kussow and Messrs. White, Kaestner, and Hicks

•	2023: Ms. Kussow and Messrs. White, Kaestner, and Hicks, and Steven E. Swain and Kevin W. Bowman

•	2022: Ms. Kussow and Messrs. White, Kaestner, Swain, and Bowman

•	2021: Messrs. Swain, Bowman, White, and Kaestner and Cindy R. Kent

•	2020: Messrs. Swain and White, Ms. Kent, and Mary Sue Patchett

Peer Group Issuers, Footnote	TSR is determined based on the market value on December 31 of the year reported of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents the TSR of the S&P Health Care index.
PEO Total Compensation Amount	$ 9,793,423	$ 5,451,007	$ 6,645,889	$ 5,300,248	$ 7,087,470
PEO Actually Paid Compensation Amount	$ 6,395,973	12,772,899	3,002,581	5,953,982	721
Adjustment To PEO Compensation, Footnote

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Total Adjustments

2024	CEO	$(5,107,316)	$3,553,739	$(1,893,221)	$49,348	$-	$(3,397,450)
	Other NEO	$(634,586)	$441,555	$(279,779)	$4,349	$-	$(468,461)

2023	CEO	$(3,193,334)	$6,053,858	$4,218,296	$243,072	$-	$7,321,892
	Other NEOs	$(363,221)	$687,502	$256,567	$27,183	$(231,017)	$377,014

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$(3,643,308)
	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$653,734
	Other NEOs	$(462,496)	$338,623	$19,200	$50,293	$(72,317)	$(126,697)

2020	CEO	$(4,939,153)	$1,848,813	$(3,833,352)	$(163,057)	$-	$(7,086,749)
	Other NEOs	$(1,083,293)	$415,058	$(491,102)	$(30,090)	$-	$(1,189,427)

Non-PEO NEO Average Total Compensation Amount	$ 1,588,863	1,259,057	1,451,986	1,249,993	2,009,592
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,120,402	1,636,071	902,745	1,123,296	820,165
Adjustment to Non-PEO NEO Compensation Footnote

Year		Deduct Amount of “Stock Awards” from Summary Compensation Table	Increase for Fair Value at Year-End of Unvested Awards Granted During the Year	Change in Fair Value at Year-End from Prior Year-End of Unvested Awards Granted in Prior Years	Change in Fair Value as of Vesting Date from Prior Year-End of Awards Granted in Prior Years that Vested During the Year	Decrease for Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited During the Year	Total Adjustments

2024	CEO	$(5,107,316)	$3,553,739	$(1,893,221)	$49,348	$-	$(3,397,450)
	Other NEO	$(634,586)	$441,555	$(279,779)	$4,349	$-	$(468,461)

2023	CEO	$(3,193,334)	$6,053,858	$4,218,296	$243,072	$-	$7,321,892
	Other NEOs	$(363,221)	$687,502	$256,567	$27,183	$(231,017)	$377,014

2022	CEO	$(5,117,052)	$2,602,447	$(1,844,384)	$715,681	$-	$(3,643,308)
	Other NEOs	$(797,022)	$405,143	$(226,194)	$68,832	$-	$(549,241)

2021	CEO	$(2,765,005)	$2,803,031	$174,856	$440,852	$-	$653,734
	Other NEOs	$(462,496)	$338,623	$19,200	$50,293	$(72,317)	$(126,697)

2020	CEO	$(4,939,153)	$1,848,813	$(3,833,352)	$(163,057)	$-	$(7,086,749)
	Other NEOs	$(1,083,293)	$415,058	$(491,102)	$(30,090)	$-	$(1,189,427)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
For 2024, our Compensation Committee identified the performance measures listed below as the most important performance measures used by us to link compensation actually paid to our named executive officers for the year ended December 31, 2024 to company performance.

Performance Measures

Consolidated Portfolio Revenue per Available Unit (“RevPAR”)

Adjusted EBITDA

Same-Community RevPAR

Relative TSR

Key 3 Retention

Net Promoter Score

Total Shareholder Return Amount	$ 69.19	80.06	37.55	70.98	60.94
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ (201,994,000)	$ (189,070,000)	$ (238,340,000)	$ (99,364,000)	$ 81,945,000
Company Selected Measure Amount	4,858	4,577	4,113	3,734	3,917
PEO Name	Ms. Baier
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Portfolio Revenue per Available Unit (“RevPAR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Same-Community RevPAR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Key 3 Retention
Measure:: 6
Pay vs Performance Disclosure
Name	Net Promoter Score
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,397,450)	$ 7,321,892	$ (3,643,308)	$ 653,734	$ (7,086,749)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,107,316)	(3,193,334)	(5,117,052)	(2,765,005)	(4,939,153)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,553,739	6,053,858	2,602,447	2,803,031	1,848,813
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,893,221)	4,218,296	(1,844,384)	174,856	(3,833,352)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,348	243,072	715,681	440,852	(163,057)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,461)	377,014	(549,241)	(126,697)	(1,189,427)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(634,586)	(363,221)	(797,022)	(462,496)	(1,083,293)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,555	687,502	405,143	338,623	415,058
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(279,779)	256,567	(226,194)	19,200	(491,102)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,349	27,183	68,832	50,293	(30,090)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (231,017)	$ 0	$ (72,317)	$ 0